Document and Entity Information	Feb. 22, 2024
Cover [Abstract]
Entity Registrant Name	AB Private Credit Investors Corp
Amendment Flag	true
Entity Central Index Key	0001634452
Document Type	8-K/A
Document Period End Date	Feb. 22, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-01196
Entity Tax Identification Number	81-2491356
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by AB Private Credit Investors Corporation (the “Fund”) to amend Item 3.02 – Unregistered Sales of Equity Securities of that certain Current Report on Form 8-K originally filed by the Fund with the U.S. Securities and Exchange Commission on February 26, 2024 (the “Original Form 8-K”). This Amendment is being filed to correct the aggregate offering price of the shares of the Fund’s common stock, par value $0.01 per share, as disclosed in the Original Form 8-K. No other changes to the Original Form 8-K are made by this Amendment.